Taxation - Deferred Income Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets [Abstract]
Pensions and stock options	$ 3	$ 1
Provisions	30	31
Property, plant and equipment	51	0
Net operating losses carried forward	320	240
Intangibles	0	4
Other	9	3
Gross deferred tax assets	413	279
Valuation allowance	(403)	(208)
Deferred tax assets, net of valuation allowance	10	71
Deferred Tax Liability [Abstract]
Property, plant and equipment	0	30
Unremitted Earnings of Subsidiaries	8	8
Deferred gain	0	34
Intangibles	1	0
Gross deferred tax liabilities	9	72
Net deferred tax asset/(liability)	$ 1
Net deferred tax asset/(liability)		$ (1)